Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2023
Intangible assets, net
Schedule of intangible assets

	As of March 31,
	2023	2022
Software	$5,610,547	$6,073,217
Courseware	30,443,609	32,954,121
Copyrights	12,266,906	13,275,393
	48,321,062	52,302,731
Less: accumulated amortization	(39,999,028)	(36,970,335)
Less: impairment	(8,067,388)	—
Intangible assets, net	$254,646	$15,332,396

Schedule of amortization amount of intangible asset

2024	$72,602
2025	72,602
2026	72,602
2027	36,840
Total	$254,646